March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Science and Technology Trust (BST)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2025
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 0.3%
Tesla, Inc.(a)	14,382	$ 3,727,239
Broadline Retail — 4.3%
Alibaba Group Holding Ltd., ADR	44,736	5,915,441
Amazon.com, Inc.(a)	169,938	32,332,404
MercadoLibre, Inc.(a)	6,902	13,464,905
		51,712,750
Capital Markets — 0.5%
S&P Global, Inc.	12,313	6,256,235
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	76,490	5,926,445
Diversified Consumer Services(b)(c) — 0.8%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)(a)	715,323	9,363,578
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $1,524,948)	997	—
		9,363,578
Electrical Equipment — 0.5%
Vertiv Holdings Co., Class A	81,837	5,908,631
Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp.(a)	101,950	6,620,633
Entertainment(a) — 3.6%
Krafton, Inc.	28,734	6,571,175
Spotify Technology SA(d)	46,129	25,372,334
Take-Two Interactive Software, Inc.	52,968	10,977,618
		42,921,127
Financial Services — 2.4%
Mastercard, Inc., Class A	36,006	19,735,609
Plaid	42,651	8,699,806
		28,435,415
Industrial Conglomerates — 0.8%
Hitachi Ltd.	433,400	10,175,973
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A	91,940	14,217,601
Meta Platforms, Inc., Class A	73,311	42,253,528
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,227)(a)(b)(c)	59,524	1,363,695
		57,834,824
IT Services — 4.1%
Automattic, Inc., (Acquired 02/03/21, Cost: $7,999,945)(b)(c)	94,117	2,920,451
Farmer’s Business Network, Inc.(a)(b)	203,366	412,833
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(b)(c)	317,160	12,058,125
MongoDB, Inc., Class A(a)	44,686	7,837,924
Shopify, Inc., Class A(a)	90,618	8,643,598
Snowflake, Inc., Class A(a)	116,069	16,964,645
		48,837,576
Professional Services — 1.3%
RELX PLC	298,055	14,971,488
Semiconductors & Semiconductor Equipment — 25.1%
ARM Holdings PLC, ADR(a)(d)	87,354	9,328,534
ASM International NV	17,373	7,916,754
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV	16,314	$ 10,796,167
Broadcom, Inc.(e)	357,391	59,837,975
Celestial Asia Securities Holdings Ltd.(b)	588,496	9,663,104
Credo Technology Group Holding Ltd.(a)	275,895	11,079,943
Intel Corp.	223,978	5,086,540
Lam Research Corp.	134,107	9,749,579
Micron Technology, Inc.	143,320	12,453,075
NVIDIA Corp.(f)	1,326,166	143,729,871
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	116,848	19,396,768
		299,038,310
Software — 23.1%
AppLovin Corp., Class A(a)	32,243	8,543,428
Atlassian Corp. Ltd., Class A(a)	44,143	9,367,586
Autodesk, Inc.(a)	30,312	7,935,682
Cadence Design Systems, Inc.(a)	104,915	26,683,032
Canva, Inc.(a)(b)	9,375	9,899,625
Constellation Software, Inc./Canada	4,035	12,778,561
Crowdstrike Holdings, Inc., Class A(a)	30,021	10,584,804
CyberArk Software Ltd.(a)	28,927	9,777,326
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(b)(c)	59,997	5,549,722
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(a)(b)(c)	38,789	50,038
Guidewire Software, Inc.(a)	50,446	9,451,563
Microsoft Corp.(e)	259,819	97,533,454
Oracle Corp.	180,471	25,231,651
Palo Alto Networks, Inc.(a)	46,091	7,864,968
ServiceNow, Inc.(a)	24,477	19,487,119
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(b)(c)	66,422	595,141
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $5,192,307)(b)(c)	361,972	2,349,198
Teya Services Ltd., Series C, (Acquired 12/17/21, Cost: $24,999,987)(a)(b)(c)	12,871	3,587,405
Xero Ltd.(a)	80,668	7,884,775
		275,155,078
Specialty Retail — 0.0%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $1,998,435)(a)(b)(c)	168,640	54,061
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.(e)	415,869	92,376,981
Wireless Telecommunication Services — 0.5%
SoftBank Group Corp.	105,700	5,406,544
Total Common Stocks — 80.9% (Cost: $479,919,824)		964,722,888

Par (000)
Convertible Notes
Financial Services — 0.0%
Wyre, Inc., (Acquired 12/14/21, Cost: $8,000,000), 0.00%, 12/08/24(b)(c)	$80	1

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services — 0.1%
Voltron Capital, 0.00%(b)	$1,663	$ 1,895,290
Total Convertible Notes — 0.1% (Cost: $9,662,535)		1,895,291

	Shares
Preferred Securities
Preferred Stocks — 18.8%(b)
Aerospace & Defense — 3.3%
Anduril Industries, Inc.(a)	920,107	38,819,314
Chemicals — 0.4%
Solugen, Inc., Series C, (Acquired 09/02/21, Cost: $9,999,977)(a)(c)	269,284	4,168,516
Communications Equipment — 0.6%
Astranis, Series D(a)	856,310	7,518,402
Consumer Staples Distribution & Retail — 1.0%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)(a)(c)	709,724	12,398,878
Diversified Consumer Services(c) — 0.3%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)(a)	238,441	3,121,193
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	—
		3,121,193
Diversified Telecommunication Services — 0.2%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)(a)(c)	12,713	2,722,107
Financial Services(c) — 1.3%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	3,655,573
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	3,655,573
Class L, (Acquired 09/15/21, Cost: $9,999,694)	11,420	8,286,352
		15,597,498
Interactive Media & Services(a)(c) — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $2,857,834)	24,110	5,215,475
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	2,727,367
		7,942,842
IT Services(c) — 2.1%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)(a)	493,493	39,480
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $24,999,980)(a)	1,088,598	15,577,837
TRAX Ltd.
(Acquired 02/18/21, Cost: $1,999,989)(a)	38,361	731,928
(Acquired 09/12/19, Cost: $4,000,012)	106,667	2,035,206
Security	Shares	Value
IT Services (continued)
Voltron Data, Inc.(a)
Series A, (Acquired 01/18/22, Cost: $10,000,000)	6,201,935	$ 4,093,277
Series SEED, (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	2,000,000
		24,477,728
Professional Services — 0.3%
ANT Group Co. Ltd., Series C	1,703,548	3,969,267
Semiconductors & Semiconductor Equipment — 4.8%
Celestial Asia Securities Holdings Ltd.
Series A	185,582	3,047,256
Series B	139,646	2,292,987
PsiQuantum Corp.(c)
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	23,273,801
Series D, (Acquired 05/21/21, Cost: $5,000,025)(a)	190,650	7,132,217
Rivos, Inc.(a)
Series A1	2,700,558	5,941,228
Series A2	2,464,862	4,880,427
Series A3	1,027,026	2,033,511
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,126)(c)	187,300	8,574,594
		57,176,021
Software(c) — 3.4%
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $0)(a)	598,682	6
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	25,844,963
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	7,040,453
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	883,428
Prosimo, Inc., Series B, (Acquired 11/04/21, Cost: $4,999,998)(a)	2,515,811	25
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)(a)	332,896	2,982,748
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688)(a)	337,018	2,187,247
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,417)	281,080	1,596,534
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	343,196
		40,878,600
Technology Hardware, Storage & Peripherals — 0.4%
PsiQuantum Corp., Series E	121,615	5,000,809
		223,791,175
Total Preferred Securities — 18.8% (Cost: $213,077,105)		223,791,175
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)	3,923	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 99.8% (Cost: $702,659,464)		1,190,409,354
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(g)(h)(i)	6,735,732	6,739,100
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(g)(h)	6,070,228	6,070,228
Total Short-Term Securities — 1.1% (Cost: $12,809,328)		12,809,328
Total Investments Before Options Written — 100.9% (Cost: $715,468,792)		1,203,218,682
Options Written — (0.2)% (Premiums Received: $(6,506,600))		(2,065,787)
Total Investments, Net of Options Written — 100.7% (Cost: $708,962,192)		1,201,152,895
Liabilities in Excess of Other Assets — (0.7)%		(8,529,046)
Net Assets — 100.0%		$ 1,192,623,849

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $188,179,389, representing 15.8% of its net assets as of period end, and an original cost of $237,139,022.

(d)	All or a portion of this security is on loan.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 565,400	$ 6,173,394 (a)	$ —	$ 306	$ —	$ 6,739,100	6,735,732	$ 2,743 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,644,863	4,425,365 (a)	—	—	—	6,070,228	6,070,228	119,269	—
				$ 306	$ —	$ 12,809,328		$ 122,012	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	285	04/04/25	USD	255.00	USD	6,331	$ (285)
ARM Holdings PLC, ADR	179	04/04/25	USD	142.00	USD	1,912	(12,888)
Broadcom, Inc.	98	04/04/25	USD	215.00	USD	1,641	(196)
Lam Research Corp.	40	04/04/25	USD	85.00	USD	291	(80)
Micron Technology, Inc.	314	04/04/25	USD	107.00	USD	2,728	(785)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Microsoft Corp.	177	04/04/25	USD	430.00	USD	6,644	$ (177)
NVIDIA Corp.	402	04/04/25	USD	126.00	USD	4,357	(1,005)
Oracle Corp.	80	04/04/25	USD	175.00	USD	1,118	(160)
Palo Alto Networks, Inc.	46	04/04/25	USD	200.00	USD	785	(483)
Snowflake, Inc., Class A	28	04/04/25	USD	210.00	USD	409	(56)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16	04/04/25	USD	210.00	USD	266	(32)
Vertiv Holdings Co., Class A	158	04/04/25	USD	112.00	USD	1,141	(790)
Atlassian Corp. Ltd., Class A	35	04/11/25	USD	295.00	USD	743	(1,750)
Broadcom, Inc.	48	04/11/25	USD	210.00	USD	804	(264)
Intel Corp.	183	04/11/25	USD	23.00	USD	416	(16,012)
Lam Research Corp.	228	04/11/25	USD	81.00	USD	1,658	(4,902)
NVIDIA Corp.	212	04/11/25	USD	138.00	USD	2,298	(2,544)
Palo Alto Networks, Inc.	46	04/11/25	USD	200.00	USD	785	(1,196)
Alphabet, Inc., Class A	155	04/17/25	USD	195.00	USD	2,397	(620)
Apple, Inc.	285	04/17/25	USD	255.00	USD	6,331	(1,710)
Arista Networks, Inc.	152	04/17/25	USD	90.00	USD	1,178	(3,800)
Autodesk, Inc.	30	04/17/25	USD	260.00	USD	785	(22,050)
Broadcom, Inc.	227	04/17/25	USD	230.00	USD	3,801	(1,249)
Cadence Design Systems, Inc.	100	04/17/25	USD	270.00	USD	2,543	(26,500)
Coherent Corp.	37	04/17/25	USD	100.00	USD	240	(925)
Credo Technology Group Holding Ltd.	310	04/17/25	USD	90.00	USD	1,245	(3,100)
Crowdstrike Holdings, Inc., Class A	30	04/17/25	USD	390.00	USD	1,058	(10,275)
CyberArk Software Ltd.	57	04/17/25	USD	380.00	USD	1,927	(6,840)
Guidewire Software, Inc.	127	04/17/25	USD	220.00	USD	2,379	(2,540)
Intel Corp.	183	04/17/25	USD	23.00	USD	416	(20,953)
MercadoLibre, Inc.	7	04/17/25	USD	2,100.00	USD	1,366	(12,250)
Meta Platforms, Inc., Class A	44	04/17/25	USD	720.00	USD	2,536	(726)
Microsoft Corp.	177	04/17/25	USD	430.00	USD	6,644	(2,301)
NVIDIA Corp.	418	04/17/25	USD	125.00	USD	4,530	(19,646)
Oracle Corp.	27	04/17/25	USD	155.00	USD	377	(1,715)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19	04/17/25	USD	210.00	USD	315	(247)
Take-Two Interactive Software, Inc.	107	04/17/25	USD	210.00	USD	2,218	(45,475)
Tesla, Inc.	93	04/17/25	USD	405.00	USD	2,410	(1,070)
Vertiv Holdings Co., Class A	4	04/17/25	USD	95.00	USD	29	(86)
Alibaba Group Holding Ltd., ADR	90	04/25/25	USD	147.00	USD	1,190	(14,355)
Amazon.com, Inc.	249	04/25/25	USD	205.00	USD	4,737	(41,832)
Autodesk, Inc.	30	04/25/25	USD	265.00	USD	785	(21,900)
Broadcom, Inc.	115	04/25/25	USD	215.00	USD	1,925	(2,243)
Mastercard, Inc., Class A	72	04/25/25	USD	545.00	USD	3,946	(111,060)
MercadoLibre, Inc.	7	04/25/25	USD	2,150.00	USD	1,366	(11,585)
NVIDIA Corp.	417	04/25/25	USD	125.00	USD	4,519	(31,066)
Oracle Corp.	253	04/25/25	USD	165.00	USD	3,537	(6,578)
S&P Global, Inc.	24	04/25/25	USD	500.00	USD	1,219	(42,720)
Shopify, Inc., Class A	183	04/25/25	USD	101.00	USD	1,746	(61,305)
Applovin Corp., Class A	32	05/02/25	USD	355.00	USD	848	(11,040)
Atlassian Corp. Ltd., Class A	52	05/02/25	USD	240.00	USD	1,103	(38,740)
Broadcom, Inc.	115	05/02/25	USD	210.00	USD	1,925	(5,865)
Crowdstrike Holdings, Inc., Class A	30	05/02/25	USD	400.00	USD	1,058	(14,625)
Meta Platforms, Inc., Class A	102	05/02/25	USD	625.00	USD	5,879	(137,955)
Microsoft Corp.	166	05/02/25	USD	410.00	USD	6,231	(44,322)
MongoDB, Inc., Class A	90	05/02/25	USD	205.00	USD	1,579	(15,390)
NVIDIA Corp.	600	05/02/25	USD	127.00	USD	6,503	(55,200)
ServiceNow, Inc.	12	05/02/25	USD	905.00	USD	955	(14,100)
Snowflake, Inc., Class A	204	05/02/25	USD	175.00	USD	2,982	(17,646)
Spotify Technology SA	102	05/02/25	USD	585.00	USD	5,610	(288,660)
NVIDIA Corp.	212	05/09/25	USD	122.00	USD	2,298	(43,460)
Amazon.com, Inc.	90	05/16/25	USD	215.00	USD	1,712	(20,205)
Apple, Inc.	265	05/16/25	USD	225.00	USD	5,886	(231,875)
Applovin Corp., Class A	32	05/16/25	USD	380.00	USD	848	(25,280)
Broadcom, Inc.	111	05/16/25	USD	200.00	USD	1,858	(21,090)
Cadence Design Systems, Inc.	100	05/16/25	USD	275.00	USD	2,543	(60,000)
Coherent Corp.	166	05/16/25	USD	75.00	USD	1,078	(57,270)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Credo Technology Group Holding Ltd.	255	05/16/25	USD	60.00	USD	1,024	$ (17,212)
NVIDIA Corp.	402	05/16/25	USD	130.00	USD	4,357	(50,049)
ServiceNow, Inc.	36	05/16/25	USD	910.00	USD	2,866	(53,280)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	199	05/16/25	USD	190.00	USD	3,303	(46,964)
							$ (1,842,555)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SoftBank Group Corp.	Société Générale	39,500	04/08/25	JPY	10,195.16	JPY	303,043	$ (38)
ASML Holding NV	Goldman Sachs International	10,500	04/10/25	EUR	767.90	EUR	—	(916)
Hitachi Ltd.	UBS AG	86,700	04/25/25	JPY	3,718.70	JPY	305,329	(35,981)
ASM International NV	BNP Paribas SA	3,600	04/29/25	EUR	457.39	EUR	1,517	(37,178)
Krafton, Inc.	JPMorgan Chase Bank N.A.	5,700	05/08/25	USD	355,724.27	KRW	—	(65,508)
RELX PLC	Citibank N.A.	59,700	05/08/25	GBP	39.63	GBP	2,321	(39,330)
Xero Ltd.	Morgan Stanley & Co. International PLC	16,200	05/15/25	AUD	161.41	AUD	2,534	(44,281)
								$ (223,232)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 3,727,239	$ —	$ —	$ 3,727,239
Broadline Retail	51,712,750	—	—	51,712,750
Capital Markets	6,256,235	—	—	6,256,235
Communications Equipment	5,926,445	—	—	5,926,445
Diversified Consumer Services	—	—	9,363,578	9,363,578
Electrical Equipment	5,908,631	—	—	5,908,631
Electronic Equipment, Instruments & Components	6,620,633	—	—	6,620,633
Entertainment	36,349,952	6,571,175	—	42,921,127
Financial Services	19,735,609	8,699,806	—	28,435,415

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Industrial Conglomerates	$ —	$ 10,175,973	$ —	$ 10,175,973
Interactive Media & Services	56,471,129	—	1,363,695	57,834,824
IT Services	33,446,167	—	15,391,409	48,837,576
Professional Services	—	14,971,488	—	14,971,488
Semiconductors & Semiconductor Equipment	270,662,285	18,712,921	9,663,104	299,038,310
Software	245,239,174	7,884,775	22,031,129	275,155,078
Specialty Retail	—	—	54,061	54,061
Technology Hardware, Storage & Peripherals	92,376,981	—	—	92,376,981
Wireless Telecommunication Services	—	5,406,544	—	5,406,544
Convertible Notes	—	—	1,895,291	1,895,291
Preferred Securities
Preferred Stocks	—	—	223,791,175	223,791,175
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	12,809,328	—	—	12,809,328
	$847,242,558	$72,422,682	$283,553,442	$1,203,218,682
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,842,555)	$ (223,232)	$ —	$ (2,065,787)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 55,665,715	$ 1,695,787	$ 220,068,321	$ — (a)	$ 277,429,823
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(7,980,245)	(7,800,495)	23,902,765	—	8,122,025
Purchases	10,181,506	7,999,999	9,820,044	—	28,001,549
Sales	—	—	(29,999,955)	—	(29,999,955)
Closing balance, as of March 31, 2025	$ 57,866,976	$ 1,895,291	$ 223,791,175	$ — (a)	$ 283,553,442
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(b)	$ (7,980,245)	$ (7,800,495)	$ 23,902,765	$ — (a)	$ 8,122,025

(a)	Rounds to less than $1.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $31.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$57,866,976	Market	Revenue Multiple	1.80x - 22.80x	11.56x
			Volatility	70%	—
			Time to Exit	3.0 years	—
			Gross Profit Multiple	7.75x	—

Preferred Stocks	223,791,144	Market	Revenue Multiple	1.50x - 22.80x	13.78x
			Volatility	70% - 90%	74%
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Science and Technology Trust (BST)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
			Time to Exit	0.3 - 5.0 years	3.5 years
			Market Adjustment Multiple	1.00x-1.05x	1.01x
			Terminal Growth Rate	5%	—
			Gross Profit Multiple	7.50x	—

Convertible Notes	$1,895,291	Market	Revenue Multiple	11.50x	—
			Volatility	75%	—
			Time to Exit	0.3 years	—

	$283,553,411

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
S&P	Standard & Poor’s